Related Party Transactions - Schedule of Related Parties and their Relationships (Details)	12 Months Ended
Dec. 31, 2022
Fujian Bafang Shengfeng Logistics Co., Ltd (“Fujian Bafang”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	An equity investee of the Company
Fuzhou Tianyu Shengfeng Industrial Co., Ltd (“Fuzhou Tianyu”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	A company controlled by Yongxu Liu, CEO and Chairman of the Company
Fuzhou Tianyu Shengfeng Property Management Co., Ltd (“Fuzhou Tianyu Management”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	A company under the control of a shareholder
Fuzhou Tianyu Yuanmei Catering Co., Ltd (“Fuzhou Tianyu Catering”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	A company under the control of a shareholder
Fujian Desheng Logistics Co., Ltd (“Fujian Desheng”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	A company under the control of a shareholder
Yongxu Liu [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	The Company’s CEO and Chairman
Yongteng Liu [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	CEO’s brother
Fujian Yunlian Shengfeng Industry Co., Ltd., (“Fujian Yunlian”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Shengfeng VIE’s shareholder
Fuzhou Puhui Technology Co., Ltd [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Non-controlling shareholder of Ningde Shengfeng Logistics Co. Ltd.
Chongqing Changjiang River Moulding Material (Group) Co., Ltd. (“Chongqing Changjiang”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	Non-controlling shareholder of Liaoning Tianyu Changsheng Supply Chain Management Co., Ltd.
Zhangwu Changjiang Materials Technology Co., Ltd. (“Zhangwu Changjiang”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	A company under the control of Chongqing Changjiang
Changjiang Modeling Materials (Group) Kezuohou Banner Co., Ltd (“Changjiang Modeling”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	A company under the control of Chongqing Changjiang
Kunshan Changjiang Modeling Materials Co., Ltd. (“Kunshan Changjiang”) [Member]
Schedule of Related Parties and their Relationships [Line Items]
Relationship with the Company	A company under the control of Chongqing Changjiang